Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation

9.Taxation

Income tax

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year, and any adjustments in respect of prior periods. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The amount of current tax payable or receivable is the best estimate of the amount expected to be paid to, or received from, tax authorities. It is calculated using tax rates and laws that have been substantively enacted at the reporting date. In addition to ordinary income tax expense, total current tax includes any global minimum top-up taxes that might be due under Pillar Two legislation.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income/(expense) or directly to equity, in which case the tax is recognised in other comprehensive income/(expense) or in equity.

The Group recognises provisions for uncertain tax positions when it is probable that a tax authority would not accept an uncertain tax treatment. This is done by assuming the tax authority will examine all the amounts and would have full knowledge of all related information when making those examinations. Uncertain tax positions are assessed and measured on an issue-by-issue basis within the jurisdictions that we operate either using management’s estimate of the most likely outcome where the issues are binary, or the expected value approach where the issues have a range of possible outcomes.

Where open tax matters exist, the ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of negotiations with the relevant tax authorities or, if necessary, litigation proceedings. At 31 December 2024, the Group had recognised provisions of £124m in respect of such uncertain tax positions (2023: £148m, 2022: £159m). Due to the number of uncertain tax positions held and the number of jurisdictions to which these relate, it is not practicable to give meaningful sensitivity estimates.

The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Tax charged to the income statement

The major components of income tax expense are:

Taxation charge/(credit) based on profits for the period

	2024 £m	2023 £m	2022 £m
Current year charge	608	570	412
Charge in respect of prior periods	(62)	(31)	25
Pillar Two income tax	3	–	–
Total current taxation	549	539	437
Total deferred taxation	(114)	(22)	62
Total	435	517	499

The tax charge on the Group’s profit for the year can be reconciled from the standard rate of corporation tax in the UK of 25% (2023: 23.5%, 2022: 19%) as follows:

Reconciliation of the taxation rate on the Group’s profit

	2024 £m	2023 £m	2022 £m
Profit before tax	1,910	1,628	1,618
UK statutory rate of taxation of 25% (2023: 23.5%, 2022: 19%)	478	383	307
Differences in overseas taxation rates	(18)	(2)	72
Benefit of substance-based tax rulings	(5)	(21)	(15)
R&D tax credits	(6)	(6)	(3)
Tax losses not recognised	–	–	1
Permanent differences on disposals, acquisitions and transfers	(35)	155	–
Items non-deductible/taxable for tax purposes	64	55	56
Reassessment of prior year estimates	(50)	(65)	5
Changes in tax rates	7	18	76
Total tax charge	435	517	499

The Group has a substantial business presence in many countries around the world. The effect of overseas tax rates represents the tax impact on profits arising outside the UK that are then taxed at rates different to the statutory rate in the UK. In 2024, this results in a reduction to the tax charge due to the further increase in the statutory rate of tax in the UK. This also resulted in a reduction to the tax charge in 2023 due to the increase in the statutory rate of the UK, whereas in 2022 this impact was to increase the tax charge. In all years, beneficial incentives offered in certain countries have reduced the overall tax charge.

The tax effect of disposals, acquisitions and transfers can vary from the accounting profit or loss that arises. The credit recorded in 2024 relates to a business divestment, whilst the 2023 charge related to the deferred tax impact of intra-group transfers.

Items non-deductible/taxable for tax purposes include irrecoverable withholding taxes, charges on controlled foreign companies, as well as legal and transactional fees that are not deductible for tax purposes.

The reassessment of prior year estimates includes settlements reached following conclusion of tax authority reviews, differences between final tax return submissions and liabilities accrued in the financial statements and the release of prior year uncertain tax positions. In 2023, this also included a one-off deferred tax credit of £37m.

The impact of changes in tax rates results from the revaluation of temporary differences due to a difference in applicable tax rates. In 2024, this primarily relates to a change in the blended rate of tax that is applicable across multiple states in the United States. In 2023, this primarily related to new Cantonal legislation substantively enacted in Switzerland that increases the applicable tax rate from 2025, whilst in 2022 a more significant change in the blend of state tax rates impacted the Group in the US.

Future tax charges, and therefore the effective tax rate, may be affected by factors such as acquisitions, disposals, restructurings, the location of research and development activity, tax regime reforms, agreements with tax authorities and resolution of open matters as the Group continues to bring its tax affairs up to date around the world.

On 20 June 2023, the UK Finance (No.2) Bill 2022-23 was substantively enacted in the UK, including legislation to implement in the UK certain parts of the OECD’s Pillar Two regime which applied to the Group for the first time for the period commencing 1 January 2024. The primary purpose of this legislation is to introduce a global minimum tax rate of 15%, to address concerns about the tax contributions of large multinationals.

Tax authorities around the world are responding to the new rules in a variety of ways, with examples being the introduction of corporate income tax, amendments to statutory rates of tax, and the introduction of ‘Domestic Minimum Top Up Taxes’. The £3m Pillar Two income tax charge recorded by the Group in 2024 (2023: £nil, 2022: £nil) primarily relates to Ireland, and is included within differences in overseas tax rates to reflect that the applicable rate due on operations in certain jurisdictions has increased.

In addition to the amounts charged to the income statement, tax of £3m has been credited directly to equity or through comprehensive income/(expense) (2023: £6m credit, 2022: £73m debit) of which a £1m credit (2023: £5m credit, 2022: £5m debit), is included in current tax and a £2m credit (2023: £1m credit, 2022: £68m debit) is included in deferred tax and principally relates to cash flow hedges, post-employment benefits and share based compensation.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised to the extent they arise from the initial recognition of non-tax deductible goodwill. In addition, the Group has neither recognised nor disclosed information about deferred tax assets or liabilities relating to Pillar Two income taxes as required by the temporary, mandatory deferred tax exception to IAS 12.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Deferred tax assets and liabilities comprise of:

	2024 £m	2023 £m
Deferred tax assets	276	265
Deferred tax liabilities	(3,353)	(3,487)
Total	(3,077)	(3,222)

Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2024	(94)	(3,613)	32	11	175	267	(3,222)
Hyperinflation adjustment	(3)	(2)	–	–	–	(1)	(6)
Exchange adjustments	–	19	(1)	–	(11)	(7)	–
Credit/(charge) to income statement	4	87	(1)	2	(54)	76	114
(Charge)/credit to statement of comprehensive income	–	–	(7)	–	–	9	2
Credit directly to equity	–	–	–	–	–	–	–
Arising on business acquisitions/disposals	–	35	–	–	–	–	35
At 31 December 2024	(93)	(3,474)	23	13	110	344	(3,077)

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2023	(90)	(3,641)	30	14	135	171	(3,381)
Exchange adjustments	6	153	(1)	(1)	(12)	(9)	136
(Charge)/credit to income statement	(10)	(125)	6	(2)	52	101	22
(Charge)/credit to statement of comprehensive income	–	–	(3)	–	–	3	–
Credit directly to equity	–	–	–	–	–	1	1
At 31 December 2023	(94)	(3,613)	32	11	175	267	(3,222)

Provision for deferred tax liabilities of £34m (2023: £37m) has been made in respect of the taxation that would arise on the future distribution of retained profits by certain overseas subsidiaries. Deferred tax is not provided on temporary differences of £218m (2023: £206m) arising on unremitted profits as management can control any future reversal and does not consider such a reversal to be probable.

The Group has recognised a deferred tax asset for trading losses of £12m (2023: £11m) on the basis of management forecasts which demonstrate these losses should be recovered in the foreseeable future. No deferred tax asset has been recognised in respect of gross trading losses of £195m (2023: £260m) due to the unpredictability of future profits. Included in this unrecognised amount are US state tax losses of £127m (2023: £175m) which can only be carried forward for between 15 and 20 years. These losses expire at various dates over the next 12 years (2023: 17 years). Other unrecognised trading losses may be carried forward indefinitely.

In addition, a deferred tax asset of £1m (2023: £nil) has been recognised for capital tax losses available for offset against future capital receipts. The Group has not recognised a deferred tax asset for such losses with gross value of £26m (2023: £17m). Included in this unrecognised amount are losses of £11m (2023: £17m) which expire at the end of 2025. Other unrecognised capital losses may be carried forward indefinitely.